Investment Strategy - NICHOLAS FUND INC - NICHOLAS FUND INC	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue the Fund’s investment objective of long-term growth, it primarily invests in common stocks of domestic small, medium- and large‑sized companies believed to have growth potential. The Fund believes a company’s annual sales volume and market capitalization (the number of shares outstanding multiplied by the per share price) are the factors most illustrative of a company’s size. In distinguishing company size in terms of sales volume, the Fund considers a company’s sales volume relative to peer companies in the company’s industry. In terms of market capitalization, the Fund generally considers companies with market capitalizations within the range of the Russell 2000 Index as “small,” within the range of the Russell Midcap Index as “medium” and within the range of the Standard & Poor’s 500 Index as “large.” The Fund looks for established companies with the potential for superior growth in sales and earnings in a diversified group of industries. The Fund’s investment philosophy is basically a long-term growth philosophy, based upon the assumption that if a company achieves superior growth in sales and earnings, eventually the company’s stock will achieve superior performance. It is anticipated that a major portion of the Fund’s portfolio will be invested in common stocks of the types of companies, and in the manner, as described above.